Stockholders' Equity (10K) (Details Narrative) - $ / shares			1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 17, 2015	Feb. 14, 2013	Jun. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 19, 2014	Mar. 31, 2014
Number of common stock shares authority to issue					2,550,000,000
Common stock shares authorized		1,000,000,000		3,000,000,000	3,000,000,000	2,500,000,000
Common stock, par value		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized		50,000,000		50,000,000	50,000,000	50,000,000
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001
Reverse stock split description	100-for-1	effectuating a 1 for 6 reverse stock split of its issued and outstanding common stock (the “Reverse Stock Split”)			The number of shares and per-share amounts have also been retroactively restated to reflect the 1-for-100 reverse stock split that took effect June 17, 2015.
Stockholders equity restated to retroactively					During the years ended December 31, 2014, and 2013 the Company issued 9,158,758 shares at a price of $0.50, $1.00, $1.50, and $2.00 per share and 6,767,910 shares at a price of $0.50, $2.00 and $3.00 per share, respectively, in accordance with rights offerings to existing stockholders of the Company.
Number of common stock shares issued					9,158,758	6,767,910
Preferred stock shares issued				2,460,000	2,460,000	2,400,000	1,861,000	1,983,025
Preferred stock dividends percentage					12.00%
Preferred stock dividend per share in the event of liquidation or winding up				$ 1	$ 1
Series A Preferred Stock [Member]
Preferred stock, par value					$ 0.001	$ 0.001
Number of common stock shares issued
Preferred stock shares issued								410,000
Number of common stock issued conversion basis					8
Conversion of preferred stock to common stock					0	1,000,000
Number of preferred stock issued conversion basis					4
Preferred stock voting rights description					vote at a ratio of 1001 votes for each share of preferred stock
Series B Preferred Stock [Member]
Preferred stock, par value					$ 0.001	$ 0.001
Number of common stock shares issued
Preferred stock shares issued								400,025
Number of common stock issued conversion basis					1,640,000
Conversion of preferred stock to common stock					410,000	0
Number of preferred stock issued conversion basis					4
Series C Preferred Stock [Member]
Preferred stock, par value					$ 0.001	$ 0.001
Number of common stock shares issued
Preferred stock shares issued								173,000
Number of common stock issued conversion basis					800,050
Conversion of preferred stock to common stock					400,025	0
Number of preferred stock issued conversion basis					2
Series D Preferred Stock [Member]
Preferred stock, par value					$ 0.001	$ 0.001
Number of common stock shares issued
Preferred stock shares issued								1,000,000
Number of common stock issued conversion basis					230,667
Conversion of preferred stock to common stock					173,000	0
Number of preferred stock issued conversion basis					1.333333
Series E Preferred Stock [Member]
Preferred stock, par value					$ 0.001	$ 0.001
Number of common stock shares issued
Preferred stock shares issued							461,000
Number of common stock issued conversion basis					184,400
Conversion of preferred stock to common stock					461,000	0
Number of preferred stock issued conversion basis					0.40
Series F Preferred Stock [Member]
Preferred stock, par value					$ 0.001	$ 0.001
Number of common stock shares issued
Preferred stock shares issued							1,400,000
Conversion of preferred stock to common stock			(1,750,000)	1,750,000	(1,400,000)	0
Preferred stock voting rights description					vote at a ratio of 33.3333 votes for each share of preferred stock
Series F Preferred Stock [Member] | December 31, 2015 [Member]
Number of common stock issued conversion basis				10,000
Number of preferred stock issued conversion basis				6,666	0.34
Preferred stock voting rights description				The holder of the shares is also entitled to vote at a ratio of 0.34 votes for each share of preferred stock. Any time after December 31, 2015	vote at a ratio of 0.34 votes for each share of preferred stock
Redemption value per share				$ 1	$ 1
Board of Directors [Member]
Preferred stock, par value								$ 0.001
Board of Directors [Member] | Minimum [Member]
Number of common stock shares authority to issue								1,000,000,000
Board of Directors [Member] | Maximum [Member]
Number of common stock shares authority to issue								2,500,000,000
Mr. Paul Mathieson [Member]
Preferred stock shares issued								1,000,000